Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 3,670,557	$ 3,958,440	$ 4,344,897	$ 4,688,791
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	696,878	684,584
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	2,952,798	3,242,717
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 20,881	$ 31,139